Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options		3,500,000	2,300,000
G. Cerrone [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options			1,800,000
K. Shailubhai [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options
L. Zanbeletti [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options
W.Simon [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options			250,000
J. Brancaccio [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options			250,000
T Adams [Member]
Remuneration of Key Management Personnel (Details) - Schedule of share options were granted to directors [Line Items]
Number of share options		3,500,000